Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® AMT-Free New York Municipal Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 571
Expense Example, No Redemption, 3 Years	774
Expense Example, No Redemption, 5 Years	993
Expense Example, No Redemption, 10 Years	1,625
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	584
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	1,739
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	559
Expense Example, No Redemption, 5 Years	962
Expense Example, No Redemption, 10 Years	2,091
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	424
Expense Example, No Redemption, 10 Years	$ 946